UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/09

Check here if Amendment  [_]; Amendment Number:
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number: 28-12096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    Vice President
Phone:    610-540-1300

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA                10/20/09
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-01190                 Russell Company
-----------------        ---------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           24

Form 13F Information Table Value Total:        5,082
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Gould Investment Partners
FORM 13F
30-Sep-09

                                                                                                                 Voting Authority
                                                                                                               --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers     Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------    ------  ------  ----
Abovenet, Inc.                        COM        00374N107      234      4800   SH          Sole                4800
AsiaInfo Holdings, Inc.               COM        04518A104      219     10950   SH          Sole               10950
Bio-Reference Labs, Inc               COM        09057G602      214      6225   SH          Sole                6225
Buffalo Wild Wings, Inc.              COM        119848109      247      5925   SH          Sole                5925
Cavium Networks, Inc.                 COM        14965A101      227     10563   SH          Sole               10563
China Education Alliance, Inc.        COM        16938y207       53     10000   SH          Sole               10000
China Transinfo Tech, Inc.            COM        169453107      233     24625   SH          Sole               24625
Chinacast Education Corp.             COM        16946t109      145     20000   SH          Sole               20000
IPC the Hospitalist Company, I        COM        44984A105      260      8275   SH          Sole                8275
Knight Capital Group, Inc.            COM        499005106      225     10350   SH          Sole               10350
Lincoln Educational Services C        COM        533535100      215      9400   SH          Sole                9400
MedAssets, Inc.                       COM        584045108      240     10625   SH          Sole               10625
Netflix, Inc.                         COM        64110L106      200      4338   SH          Sole                4338
Netlogic Microsystems, Inc.           COM        64118B100      253      5625   SH          Sole                5625
Nic, Inc.                             COM        62914B100      195     21975   SH          Sole               21975
Northern Oil and Gas, Inc.            COM        665531109      150     17825   SH          Sole               17825
RF Micro Devices                      COM        749941100       81     15000   SH          Sole               15000
Smith Micro Software, Inc.            COM        832154108      174     14050   SH          Sole               14050
Sourcefire, Inc.                      COM        83616T108      334     15575   SH          Sole               15575
Steve Madden Ltd.                     COM        556269108      217      5900   SH          Sole                5900
SuccessFactors, Inc.                  COM        864596101      196     13950   SH          Sole               13950
Triquint Semiconductor, Inc.          COM        89674K103      222     28800   SH          Sole               28800
PerfectWorld Company, Ltd.            ADR        71372U104      301      6250   SH          Sole                6250
SXC Health Solutions Corporati        ADR        78505P100      246      5250   SH          Sole                5250